Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables
	December 31,	December 31,
	2024	2023
Trade receivables	$33,577	$121,735
Less: allowance for doubtful accounts	-	(28,180)
Trade receivables, net	$33,577	$93,555